Consolidated Cash Flow Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Profit before taxation	$ 24,601	$ 13,510	$ 15,049
Adjustments for:
Depreciation and amortisation expense	6,824	6,112	5,829
Impairments of property, plant and equipment, financial assets and intangibles	2,635	494	264
Net finance costs	1,305	911	1,064
Loss from equity accounted investments, related impairments and expenses	921	512	546
Other	348	720	308
Changes in assets and liabilities:
Trade and other receivables	(2,723)	291	(211)
Inventories	(447)	(715)	298
Trade and other payables	1,201	(755)	406
Provisions and other assets and liabilities	501	1,188	(125)
Cash generated from operations	35,166	22,268	23,428
Dividends received	753	137	516
Interest received	97	385	443
Interest paid	(771)	(1,225)	(1,346)
(Settlements)/proceeds of cash management related instruments	(401)	85	296
Net income tax and royalty-related taxation refunded	407	48	59
Net income tax and royalty-related taxation paid	(8,017)	(5,992)	(5,999)
Net operating cash flows from Continuing operations	27,234	15,706	17,397
Net operating cash flows from Discontinued operations			474
Net operating cash flows	27,234	15,706	17,871
Investing activities
Purchases of property, plant and equipment	(6,606)	(6,900)	(6,250)
Exploration expenditure	(514)	(740)	(873)
Exploration expenditure expensed and included in operating cash flows	430	517	516
Investment in subsidiaries, operations and joint operations, net of cash	(480)
Net investment and funding of equity accounted investments	(578)	(618)	(630)
Proceeds from sale of assets	197	265	145
Other investing	(294)	(140)	(285)
Net investing cash flows from Continuing operations	(7,845)	(7,616)	(7,377)
Net investing cash flows from Discontinued operations			(443)
Proceeds from divestment of Onshore US, net of its cash			10,427
Net investing cash flows	(7,845)	(7,616)	2,607
Financing activities
Proceeds from interest bearing liabilities	568	514	250
Proceeds/(settlements) of debt related instruments	167	(157)	(160)
Repayment of interest bearing liabilities	(8,395)	(2,047)	(2,604)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts	(234)	(143)	(188)
Share buy-back – BHP Group Limited			(5,220)
Dividends paid	(7,901)	(6,876)	(11,395)
Dividends paid to non-controlling interests	(2,127)	(1,043)	(1,198)
Net financing cash flows from Continuing operations	(17,922)	(9,752)	(20,515)
Net financing cash flows from Discontinued operations			(13)
Net financing cash flows	(17,922)	(9,752)	(20,528)
Net increase/(decrease) in cash and cash equivalents from Continuing operations	1,467	(1,662)	(10,495)
Net increase/(decrease) in cash and cash equivalents from Discontinued operations			18
Proceeds from divestment of Onshore US, net of its cash			10,427
Cash and cash equivalents, net of overdrafts, at the beginning of the financial year	13,426	15,593	15,813
Foreign currency exchange rate changes on cash and cash equivalents	353	(505)	(170)
Cash and cash equivalents, net of overdrafts, at the end of the financial year	$ 15,246	$ 13,426	$ 15,593